Property And Equipment, Net	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Text Block]

Property and equipment consist of the following:

	December 31,
	2013	2012
Equipment	7,984	8,097
Furniture, fixture, and fittings and other	2,833	2,921
Total gross value	10,817	11,018
Less: accumulated depreciation and amortization	(9,162)	(8,984)
Total	1,655	2,035

Depreciation and amortization expense related to property and equipment amounted to € 726 thousand, € 802 thousand, and € 870 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

Capitalized costs on equipment held under capital leases of € 3,381 and € 3,639 thousand are included in property and equipment at December 31, 2013 and 2012, respectively. Accumulated amortization of these assets leased to third parties was € 2,624 thousand and € 2,646 thousand, at December 31, 2013 and 2012, respectively. Amortization expense on assets held under capital leases is included in total amortization expense and amounted to € 363 thousand, € 331 thousand and € 333 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.